UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-07225

T. Rowe Price U.S. Equity Research Fund, Inc.

(Exact name of registrant as specified in charter)

1307 Point Street, Baltimore, MD 21231

(Address of principal executive offices)

David Oestreicher

1307 Point Street, Baltimore, MD 21231

(Name and address of agent for service)

Registrant’s telephone number, including area code: (410) 345-2000

Date of fiscal year end: December 31

Date of reporting period: December 31, 2025

Item 1. Reports to Shareholders

(a) Report pursuant to Rule 30e-1

Annual Shareholder Report

December 31, 2025

U.S. Equity Research Fund

Investor Class (PRCOX)

This annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - Investor Class	$49	0.45%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, driven by favorable corporate earnings, artificial intelligence (AI) tailwinds, a broadly constructive regulatory environment, and the resumption of short-term interest rate cuts late in the year.

  Versus the S&P 500 Index, stock selection in industrials and business services contributed to relative performance. A non-index position in Vertiv Holdings was beneficial as shares advanced on strong demand for its power and cooling solutions, driven by the rise in AI data center construction. Within financials, security choices were also beneficial, led by an overweight position in Citigroup. Shares rose on encouraging progress in the company’s restructuring efforts, positive investor reactions to announced executive leadership changes, and favorable economic conditions.

  Conversely, the information technology sector detracted from relative performance due to stock selection. An average underweight position in Palantir Technologies hurt relative performance as shares advanced on strong demand for the company’s AI software platforms from both commercial customers and government contracts. Within consumer discretionary, our positioning in Royal Caribbean Cruises weighed on relative returns. Our lack of exposure during the second quarter hurt as shares were boosted by improving travel demand. Later in the year, our overweight position detracted as the stock sold off following disappointing third-quarter results.

  The U.S. Equity Research Fund invests primarily in U.S. stocks and implements an analyst-driven approach to security selection. A team of industry-focused T. Rowe Price analysts is responsible for selecting stocks for the fund, subject to the oversight and discretion of the portfolio managers who work closely with the analysts.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Investor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,018	10,097	10,135
2016	10,251	10,362	10,384
2016	10,698	10,818	10,784
2016	11,023	11,274	11,196
2017	11,762	11,921	11,875
2017	12,246	12,280	12,242
2017	12,804	12,842	12,790
2017	13,638	13,656	13,640
2018	13,607	13,568	13,537
2018	14,094	14,095	14,002
2018	15,088	15,099	15,081
2018	13,006	12,940	13,042
2019	14,887	14,757	14,822
2019	15,533	15,361	15,460
2019	15,764	15,540	15,723
2019	17,228	16,954	17,149
2020	13,814	13,410	13,788
2020	16,660	16,364	16,620
2020	18,203	17,871	18,105
2020	20,640	20,495	20,304
2021	21,777	21,796	21,558
2021	23,680	23,592	23,401
2021	23,849	23,568	23,537
2021	26,416	25,754	26,132
2022	25,161	24,395	24,931
2022	21,014	20,321	20,916
2022	20,044	19,413	19,895
2022	21,449	20,808	21,399
2023	23,199	22,302	23,004
2023	25,499	24,172	25,015
2023	24,825	23,386	24,196
2023	27,841	26,209	27,025
2024	31,066	28,835	29,878
2024	32,591	29,762	31,157
2024	34,224	31,616	32,992
2024	35,197	32,448	33,786
2025	33,481	30,916	32,343
2025	37,111	34,314	35,882
2025	39,898	37,120	38,797
2025	40,947	38,012	39,827

202501-4140694, 202601-5112503

F108-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. Equity Research Fund (Investor Class)	16.34%	14.68%	15.14%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
S&P 500 Index (Strategy Benchmark)	17.88	14.42	14.82

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$16,347,147
  Number of Portfolio Holdings315
  Investment Advisory Fees Paid (000s)$47,700
  Portfolio Turnover Rate47.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	35.1%
Financials	13.9
Consumer Discretionary	10.1
Communication Services	10.1
Health Care	9.5
Industrials & Business Services	7.4
Consumer Staples	4.4
Energy	2.8
Utilities	2.2
Other	4.5

Top Ten Holdings (as a % of Net Assets)

NVIDIA	8.1%
Apple	6.8
Microsoft	6.3
Alphabet	5.5
Amazon.com	3.9
Broadcom	3.0
Meta Platforms	2.6
Tesla	2.1
Eli Lilly	1.6
JPMorgan Chase	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. Equity Research Fund

Investor Class (PRCOX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

U.S. Equity Research Fund

Advisor Class (PACOX)

This annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - Advisor Class	$90	0.83%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, driven by favorable corporate earnings, artificial intelligence (AI) tailwinds, a broadly constructive regulatory environment, and the resumption of short-term interest rate cuts late in the year.

  Versus the S&P 500 Index, stock selection in industrials and business services contributed to relative performance. A non-index position in Vertiv Holdings was beneficial as shares advanced on strong demand for its power and cooling solutions, driven by the rise in AI data center construction. Within financials, security choices were also beneficial, led by an overweight position in Citigroup. Shares rose on encouraging progress in the company’s restructuring efforts, positive investor reactions to announced executive leadership changes, and favorable economic conditions.

  Conversely, the information technology sector detracted from relative performance due to stock selection. An average underweight position in Palantir Technologies hurt relative performance as shares advanced on strong demand for the company’s AI software platforms from both commercial customers and government contracts. Within consumer discretionary, our positioning in Royal Caribbean Cruises weighed on relative returns. Our lack of exposure during the second quarter hurt as shares were boosted by improving travel demand. Later in the year, our overweight position detracted as the stock sold off following disappointing third-quarter results.

  The U.S. Equity Research Fund invests primarily in U.S. stocks and implements an analyst-driven approach to security selection. A team of industry-focused T. Rowe Price analysts is responsible for selecting stocks for the fund, subject to the oversight and discretion of the portfolio managers who work closely with the analysts.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Advisor Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,014	10,097	10,135
2016	10,238	10,362	10,384
2016	10,677	10,818	10,784
2016	10,995	11,274	11,196
2017	11,725	11,921	11,875
2017	12,200	12,280	12,242
2017	12,744	12,842	12,790
2017	13,560	13,656	13,640
2018	13,523	13,568	13,537
2018	13,998	14,095	14,002
2018	14,974	15,099	15,081
2018	12,900	12,940	13,042
2019	14,752	14,757	14,822
2019	15,383	15,361	15,460
2019	15,602	15,540	15,723
2019	17,034	16,954	17,149
2020	13,647	13,410	13,788
2020	16,449	16,364	16,620
2020	17,949	17,871	18,105
2020	20,345	20,495	20,304
2021	21,432	21,796	21,558
2021	23,278	23,592	23,401
2021	23,417	23,568	23,537
2021	25,917	25,754	26,132
2022	24,667	24,395	24,931
2022	20,580	20,321	20,916
2022	19,611	19,413	19,895
2022	20,963	20,808	21,399
2023	22,670	22,302	23,004
2023	24,891	24,172	25,015
2023	24,208	23,386	24,196
2023	27,121	26,209	27,025
2024	30,237	28,835	29,878
2024	31,691	29,762	31,157
2024	33,249	31,616	32,992
2024	34,156	32,448	33,786
2025	32,464	30,916	32,343
2025	35,946	34,314	35,882
2025	38,609	37,120	38,797
2025	39,592	38,012	39,827

202501-4140694, 202601-5112503

F208-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. Equity Research Fund (Advisor Class)	15.92%	14.24%	14.75%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
S&P 500 Index (Strategy Benchmark)	17.88	14.42	14.82

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$16,347,147
  Number of Portfolio Holdings315
  Investment Advisory Fees Paid (000s)$47,700
  Portfolio Turnover Rate47.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	35.1%
Financials	13.9
Consumer Discretionary	10.1
Communication Services	10.1
Health Care	9.5
Industrials & Business Services	7.4
Consumer Staples	4.4
Energy	2.8
Utilities	2.2
Other	4.5

Top Ten Holdings (as a % of Net Assets)

NVIDIA	8.1%
Apple	6.8
Microsoft	6.3
Alphabet	5.5
Amazon.com	3.9
Broadcom	3.0
Meta Platforms	2.6
Tesla	2.1
Eli Lilly	1.6
JPMorgan Chase	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. Equity Research Fund

Advisor Class (PACOX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

U.S. Equity Research Fund

R Class (RRCOX)

This annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - R Class	$125	1.16%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, driven by favorable corporate earnings, artificial intelligence (AI) tailwinds, a broadly constructive regulatory environment, and the resumption of short-term interest rate cuts late in the year.

  Versus the S&P 500 Index, stock selection in industrials and business services contributed to relative performance. A non-index position in Vertiv Holdings was beneficial as shares advanced on strong demand for its power and cooling solutions, driven by the rise in AI data center construction. Within financials, security choices were also beneficial, led by an overweight position in Citigroup. Shares rose on encouraging progress in the company’s restructuring efforts, positive investor reactions to announced executive leadership changes, and favorable economic conditions.

  Conversely, the information technology sector detracted from relative performance due to stock selection. An average underweight position in Palantir Technologies hurt relative performance as shares advanced on strong demand for the company’s AI software platforms from both commercial customers and government contracts. Within consumer discretionary, our positioning in Royal Caribbean Cruises weighed on relative returns. Our lack of exposure during the second quarter hurt as shares were boosted by improving travel demand. Later in the year, our overweight position detracted as the stock sold off following disappointing third-quarter results.

  The U.S. Equity Research Fund invests primarily in U.S. stocks and implements an analyst-driven approach to security selection. A team of industry-focused T. Rowe Price analysts is responsible for selecting stocks for the fund, subject to the oversight and discretion of the portfolio managers who work closely with the analysts.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	R Class	Regulatory Benchmark	Strategy Benchmark
2015	10,000	10,000	10,000
2016	10,000	10,097	10,135
2016	10,220	10,362	10,384
2016	10,650	10,818	10,784
2016	10,955	11,274	11,196
2017	11,678	11,921	11,875
2017	12,142	12,280	12,242
2017	12,675	12,842	12,790
2017	13,480	13,656	13,640
2018	13,428	13,568	13,537
2018	13,890	14,095	14,002
2018	14,846	15,099	15,081
2018	12,776	12,940	13,042
2019	14,602	14,757	14,822
2019	15,212	15,361	15,460
2019	15,430	15,540	15,723
2019	16,831	16,954	17,149
2020	13,471	13,410	13,788
2020	16,224	16,364	16,620
2020	17,696	17,871	18,105
2020	20,039	20,495	20,304
2021	21,107	21,796	21,558
2021	22,917	23,592	23,401
2021	23,043	23,568	23,537
2021	25,480	25,754	26,132
2022	24,229	24,395	24,931
2022	20,204	20,321	20,916
2022	19,238	19,413	19,895
2022	20,549	20,808	21,399
2023	22,209	22,302	23,004
2023	24,367	24,172	25,015
2023	23,680	23,386	24,196
2023	26,508	26,209	27,025
2024	29,523	28,835	29,878
2024	30,919	29,762	31,157
2024	32,407	31,616	32,992
2024	33,266	32,448	33,786
2025	31,593	30,916	32,343
2025	34,955	34,314	35,882
2025	37,510	37,120	38,797
2025	38,435	38,012	39,827

202501-4140694, 202601-5112503

F408-052 2/26

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. Equity Research Fund (R Class)	15.54%	13.91%	14.41%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.29
S&P 500 Index (Strategy Benchmark)	17.88	14.42	14.82

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$16,347,147
  Number of Portfolio Holdings315
  Investment Advisory Fees Paid (000s)$47,700
  Portfolio Turnover Rate47.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	35.1%
Financials	13.9
Consumer Discretionary	10.1
Communication Services	10.1
Health Care	9.5
Industrials & Business Services	7.4
Consumer Staples	4.4
Energy	2.8
Utilities	2.2
Other	4.5

Top Ten Holdings (as a % of Net Assets)

NVIDIA	8.1%
Apple	6.8
Microsoft	6.3
Alphabet	5.5
Amazon.com	3.9
Broadcom	3.0
Meta Platforms	2.6
Tesla	2.1
Eli Lilly	1.6
JPMorgan Chase	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. Equity Research Fund

R Class (RRCOX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

U.S. Equity Research Fund

I Class (PCCOX)

This annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - I Class	$37	0.34%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, driven by favorable corporate earnings, artificial intelligence (AI) tailwinds, a broadly constructive regulatory environment, and the resumption of short-term interest rate cuts late in the year.

  Versus the S&P 500 Index, stock selection in industrials and business services contributed to relative performance. A non-index position in Vertiv Holdings was beneficial as shares advanced on strong demand for its power and cooling solutions, driven by the rise in AI data center construction. Within financials, security choices were also beneficial, led by an overweight position in Citigroup. Shares rose on encouraging progress in the company’s restructuring efforts, positive investor reactions to announced executive leadership changes, and favorable economic conditions.

  Conversely, the information technology sector detracted from relative performance due to stock selection. An average underweight position in Palantir Technologies hurt relative performance as shares advanced on strong demand for the company’s AI software platforms from both commercial customers and government contracts. Within consumer discretionary, our positioning in Royal Caribbean Cruises weighed on relative returns. Our lack of exposure during the second quarter hurt as shares were boosted by improving travel demand. Later in the year, our overweight position detracted as the stock sold off following disappointing third-quarter results.

  The U.S. Equity Research Fund invests primarily in U.S. stocks and implements an analyst-driven approach to security selection. A team of industry-focused T. Rowe Price analysts is responsible for selecting stocks for the fund, subject to the oversight and discretion of the portfolio managers who work closely with the analysts.

How has the fund performed?

Cumulative Returns of a Hypothetical $500,000 Investment as of December 31, 2025

	I Class	Regulatory Benchmark	Strategy Benchmark
11/29/16	500,000	500,000	500,000
12/31/16	505,949	508,515	508,640
3/31/17	540,069	537,720	539,495
6/30/17	562,515	553,935	556,155
9/30/17	588,329	579,257	581,073
12/31/17	626,633	615,967	619,684
3/31/18	625,670	611,997	614,980
6/30/18	648,282	635,796	636,097
9/30/18	694,227	681,090	685,145
12/31/18	598,767	583,679	592,515
3/31/19	685,612	665,648	673,381
6/30/19	715,575	692,907	702,362
9/30/19	726,494	700,962	714,290
12/31/19	793,644	764,731	779,076
3/31/20	636,609	604,904	626,393
6/30/20	767,984	738,150	755,075
9/30/20	839,061	806,115	822,499
12/31/20	951,871	924,466	922,417
3/31/21	1,004,292	983,141	979,376
6/30/21	1,092,524	1,064,150	1,063,101
9/30/21	1,100,569	1,063,067	1,069,289
12/31/21	1,219,211	1,161,694	1,187,201
3/31/22	1,161,551	1,100,375	1,132,607
6/30/22	970,519	916,599	950,245
9/30/22	925,792	875,677	903,848
12/31/22	991,020	938,568	972,188
3/31/23	1,072,103	1,005,960	1,045,074
6/30/23	1,178,849	1,090,328	1,136,436
9/30/23	1,147,726	1,054,851	1,099,236
12/31/23	1,287,405	1,182,191	1,227,754
3/31/24	1,436,929	1,300,639	1,357,354
6/30/24	1,507,960	1,342,467	1,415,501
9/30/24	1,583,966	1,426,091	1,498,825
12/31/24	1,629,367	1,463,644	1,534,934
3/31/25	1,550,612	1,394,532	1,469,359
6/30/25	1,718,976	1,547,808	1,630,142
9/30/25	1,848,657	1,674,360	1,762,584
12/31/25	1,897,971	1,714,593	1,809,380

202501-4140694, 202601-5112503

F358-052 2/26

Average Annual Total Returns

	1 Year	5 Years	Since Inception 11/29/16
U.S. Equity Research Fund (I Class)	16.49%	14.80%	15.81%
Russell 3000 Index (Regulatory Benchmark)	17.15	13.15	14.52
S&P 500 Index (Strategy Benchmark)	17.88	14.42	15.20

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$16,347,147
  Number of Portfolio Holdings315
  Investment Advisory Fees Paid (000s)$47,700
  Portfolio Turnover Rate47.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	35.1%
Financials	13.9
Consumer Discretionary	10.1
Communication Services	10.1
Health Care	9.5
Industrials & Business Services	7.4
Consumer Staples	4.4
Energy	2.8
Utilities	2.2
Other	4.5

Top Ten Holdings (as a % of Net Assets)

NVIDIA	8.1%
Apple	6.8
Microsoft	6.3
Alphabet	5.5
Amazon.com	3.9
Broadcom	3.0
Meta Platforms	2.6
Tesla	2.1
Eli Lilly	1.6
JPMorgan Chase	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. Equity Research Fund

I Class (PCCOX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Annual Shareholder Report

December 31, 2025

U.S. Equity Research Fund

Z Class (PCUZX)

This annual shareholder report contains important information about U.S. Equity Research Fund (the "fund") for the period of January 1, 2025 to December 31, 2025. You can find the fund’s prospectus, financial information on Form N‑CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information atwww.troweprice.com/prospectus. You can also request this information without charge by contacting T. Rowe Price at 1‑800‑638‑5660 or info@troweprice.com or contacting your intermediary.

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. Equity Research Fund - Z Class	$0	0.00%

What drove fund performance during the past 12 months?

  U.S. equities rose in 2025, driven by favorable corporate earnings, artificial intelligence (AI) tailwinds, a broadly constructive regulatory environment, and the resumption of short-term interest rate cuts late in the year.

  Versus the S&P 500 Index, stock selection in industrials and business services contributed to relative performance. A non-index position in Vertiv Holdings was beneficial as shares advanced on strong demand for its power and cooling solutions, driven by the rise in AI data center construction. Within financials, security choices were also beneficial, led by an overweight position in Citigroup. Shares rose on encouraging progress in the company’s restructuring efforts, positive investor reactions to announced executive leadership changes, and favorable economic conditions.

  Conversely, the information technology sector detracted from relative performance due to stock selection. An average underweight position in Palantir Technologies hurt relative performance as shares advanced on strong demand for the company’s AI software platforms from both commercial customers and government contracts. Within consumer discretionary, our positioning in Royal Caribbean Cruises weighed on relative returns. Our lack of exposure during the second quarter hurt as shares were boosted by improving travel demand. Later in the year, our overweight position detracted as the stock sold off following disappointing third-quarter results.

  The U.S. Equity Research Fund invests primarily in U.S. stocks and implements an analyst-driven approach to security selection. A team of industry-focused T. Rowe Price analysts is responsible for selecting stocks for the fund, subject to the oversight and discretion of the portfolio managers who work closely with the analysts.

How has the fund performed?

Cumulative Returns of a Hypothetical $10,000 Investment as of December 31, 2025

	Z Class	Regulatory Benchmark	Strategy Benchmark
11/23/21	10,000	10,000	10,000
12/31/21	10,170	10,094	10,175
3/31/22	9,698	9,562	9,707
6/30/22	8,108	7,965	8,144
9/30/22	7,743	7,609	7,747
12/31/22	8,294	8,156	8,332
3/31/23	8,982	8,741	8,957
6/30/23	9,883	9,474	9,740
9/30/23	9,631	9,166	9,421
12/31/23	10,813	10,273	10,523
3/31/24	12,080	11,302	11,634
6/30/24	12,690	11,665	12,132
9/30/24	13,339	12,392	12,846
12/31/24	13,735	12,718	13,156
3/31/25	13,081	12,118	12,594
6/30/25	14,513	13,450	13,972
9/30/25	15,621	14,549	15,107
12/31/25	16,052	14,899	15,508

202501-4140694, 202601-5112503

F1467-052 2/26

Average Annual Total Returns

	1 Year	Since Inception 11/23/21
U.S. Equity Research Fund (Z Class)	16.87%	12.22%
Russell 3000 Index (Regulatory Benchmark)	17.15	10.20
S&P 500 Index (Strategy Benchmark)	17.88	11.28

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). The fund's total return figures reflect the reinvestment of dividends and capital gains, if any.Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares.The fund’s past performance is not a good predictor of the fund’s future performance.Updated performance information can be found at www.troweprice.com.

What are some fund statistics?

Fund Statistics

  Total Net Assets (000s)$16,347,147
  Number of Portfolio Holdings315
  Investment Advisory Fees Paid (000s)$47,700
  Portfolio Turnover Rate47.3%

What did the fund invest in?

Sector Allocation (as a % of Net Assets)

Information Technology	35.1%
Financials	13.9
Consumer Discretionary	10.1
Communication Services	10.1
Health Care	9.5
Industrials & Business Services	7.4
Consumer Staples	4.4
Energy	2.8
Utilities	2.2
Other	4.5

Top Ten Holdings (as a % of Net Assets)

NVIDIA	8.1%
Apple	6.8
Microsoft	6.3
Alphabet	5.5
Amazon.com	3.9
Broadcom	3.0
Meta Platforms	2.6
Tesla	2.1
Eli Lilly	1.6
JPMorgan Chase	1.4

If you invest directly with T. Rowe Price, you can elect to receive future shareholder reports or other important documents through electronic delivery by enrolling at www.troweprice.com/paperless. If you invest through a financial intermediary such as an investment advisor, a bank, retirement plan sponsor or a brokerage firm, please contact that organization and ask if it can provide electronic delivery.

Frank Russell Company "LSE" and S&P do not accept any liability for any errors or omissions in the indexes or data, and hereby expressly disclaim all warranties of originality, accuracy, completeness, timeliness, merchantability and fitness for a particular purpose. No party may rely on any indexes or data contained in this communication. Visit www.troweprice.com/en/us/market-data-disclosures for additional legal notices & disclaimers.

U.S. Equity Research Fund

Z Class (PCUZX)

T. Rowe Price Investment Services, Inc.

1307 Point Street

Baltimore, Maryland 21231

Item 1. (b) Notice pursuant to Rule 30e-3.

Not applicable.

Item 2. Code of Ethics.

The registrant has adopted a code of ethics, as defined in Item 2 of Form N-CSR, applicable to its principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions. A copy of this code of ethics is filed as an exhibit to this Form N-CSR. No substantive amendments were approved or waivers were granted to this code of ethics during the period covered by this report.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Directors has determined that Mr. Paul F. McBride qualifies as an audit committee financial expert, as defined in Item 3 of Form N-CSR. Mr. McBride is considered independent for purposes of Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

(a) – (d) Aggregate fees billed for the last two fiscal years for professional services rendered to, or on behalf of, the registrant by the registrant’s principal accountant were as follows:

	2025	2024

Audit Fees	$23,735	$23,525
Audit-Related Fees	-	-
Tax Fees	125	-
All Other Fees	-	-

Audit fees include amounts related to the audit of the registrant’s annual financial statements and services normally provided by the accountant in connection with statutory and regulatory filings. Audit-related fees include amounts reasonably related to the performance of the audit of the registrant’s financial statements and specifically include the issuance of a report on internal controls and, if applicable, agreed-upon procedures related to fund acquisitions. Tax fees include amounts related to services for tax compliance, tax planning, and tax advice. The nature of these services specifically includes the review of distribution calculations and the preparation of Federal, state, and excise tax returns. All other fees include the registrant’s pro-rata share of amounts for agreed-upon procedures in conjunction with service contract approvals by the registrant’s Board of Directors/Trustees.

(e)(1) The registrant’s audit committee has adopted a policy whereby audit and non-audit services performed by the registrant’s principal accountant for the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant require pre-approval in advance at regularly scheduled audit committee meetings. If such a service is required between regularly scheduled audit committee meetings, pre-approval may be authorized by one audit committee member with ratification at the next scheduled audit committee meeting. Waiver of pre-approval for audit or non-audit services requiring fees of a de minimis amount is not permitted.

  (2) No services included in (b) – (d) above were approved pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X.

(f) Less than 50 percent of the hours expended on the principal accountant’s engagement to audit the registrant’s financial statements for the most recent fiscal year were attributed to work performed by persons other than the principal accountant’s full-time, permanent employees.

(g) The aggregate fees billed for the most recent fiscal year and the preceding fiscal year by the registrant’s principal accountant for non-audit services rendered to the registrant, its investment adviser, and any entity controlling, controlled by, or under common control with the investment adviser that provides ongoing services to the registrant were $1,862,000 and $1,262,000, respectively.

(h) All non-audit services rendered in (g) above were pre-approved by the registrant’s audit committee. Accordingly, these services were considered by the registrant’s audit committee in maintaining the principal accountant’s independence.

(i) Not applicable.

(j) Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a) Not applicable. The complete schedule of investments is included in Item 7 of this Form N-CSR.

(b) Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

(a – b) Report pursuant to Regulation S-X.

Financial Highlights
Portfolio of Investments
Financial Statements and Notes
Additional Fund Information
December 31, 2025
Financial Statements and Other Information
For more insights from T. Rowe Price
investment professionals, go to
troweprice.com .
T. ROWE PRICE
PRCOX U.S. Equity Research
Fund
PACOX U.S. Equity Research
Fund–
.
Advisor Class
RRCOX U.S. Equity Research
Fund–
.
R Class
PCCOX U.S. Equity Research
Fund–
.
I Class
PCUZX U.S. Equity Research
Fund–
.
Z Class

T. ROWE PRICE U.S. Equity Research Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Investor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 58.47 $ 46.54 $ 36.28 $ 45.23 $ 36.67
Investment activities
Net investment income
(1)(2)
0.42 0.41 0.42 0.36 0.34
Net realized and unrealized
gain/loss 9.14 11.89 10.38 (8.85) 9.90
Total from investment
activities 9.56 12.30 10.80 (8.49) 10.24
Distributions
Net investment income (0.42) (0.37) (0.54) (0.32) (0.31)
Net realized gain (0.37) — — (0.14) (1.37)
Total distributions (0.79) (0.37) (0.54) (0.46) (1.68)
NET ASSET VALUE
End of period $ 67.24 $ 58.47 $ 46.54 $ 36.28 $ 45.23
Ratios/Supplemental Data
Total return
(2)(3)
16.34% 26.42% 29.80% (18.80)% 27.98%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.45% 0.45% 0.44% 0.45% 0.42%
Net expenses after waivers/
payments by Price Associates 0.45% 0.45% 0.44% 0.45% 0.42%
Net investment income 0.67% 0.75% 1.02% 0.92% 0.80%
Portfolio turnover rate 47.3% 37.6% 47.0% 45.4% 27.5%
Net assets, end of period (in
millions) $9,309 $7,029 $4,377 $3,155 $4,047
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Equity Research Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Advisor Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 58.37 $ 46.47 $ 36.24 $ 45.21 $ 36.69
Investment activities
Net investment income
(1)(2)
0.18 0.20 0.28 0.22 0.16
Net realized and unrealized
gain/loss 9.12 11.86 10.36 (8.85) 9.87
Total from investment
activities 9.30 12.06 10.64 (8.63) 10.03
Distributions
Net investment income (0.15) (0.16) (0.41) (0.20) (0.14)
Net realized gain (0.37) — — (0.14) (1.37)
Total distributions (0.52) (0.16) (0.41) (0.34) (1.51)
NET ASSET VALUE
End of period $ 67.15 $ 58.37 $ 46.47 $ 36.24 $ 45.21
Ratios/Supplemental Data
Total return
(2)(3)
15.92% 25.94% 29.37% (19.11)% 27.39%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.83% 0.83% 0.78% 0.82% 0.86%
Net expenses after
waivers/payments by Price
Associates 0.83% 0.83% 0.78% 0.82% 0.86%
Net investment income 0.29% 0.37% 0.68% 0.55% 0.37%
Portfolio turnover rate 47.3% 37.6% 47.0% 45.4% 27.5%
Net assets, end of period (in
thousands) $58,383 $62,380 $48,264 $36,895 $35,556
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Equity Research Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
R Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 57.69 $ 45.97 $ 35.90 $ 44.82 $ 36.42
Investment activities
Net investment income
(loss)
(1)(2)
(0.02) 0.01 0.15 0.10 0.07
Net realized and unrealized
gain/loss 8.99 11.71 10.26 (8.77) 9.80
Total from investment
activities 8.97 11.72 10.41 (8.67) 9.87
Distributions
Net investment income — — (0.34) (0.11) (0.10)
Net realized gain (0.37) — — (0.14) (1.37)
Total distributions (0.37) — (0.34) (0.25) (1.47)
NET ASSET VALUE
End of period $ 66.29 $ 57.69 $ 45.97 $ 35.90 $ 44.82
Ratios/Supplemental Data
Total return
(2)(3)
15.54% 25.49% 29.00% (19.35)% 27.15%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 1.16% 1.17% 1.08% 1.12% 1.09%
Net expenses after waivers/
payments by Price Associates 1.16% 1.17% 1.08% 1.12% 1.09%
Net investment income (loss) (0.03)% 0.02% 0.38% 0.25% 0.17%
Portfolio turnover rate 47.3% 37.6% 47.0% 45.4% 27.5%
Net assets, end of period (in
thousands) $128,986 $133,468 $117,609 $81,938 $97,801
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Equity Research Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
I Class
.. Year ..
.. Ended .
12/31/25 12/31/24 12/31/23 12/31/22 12/31/21
NET ASSET VALUE
Beginning of period $ 58.55 $ 46.58 $ 36.30 $ 45.25 $ 36.68
Investment activities
Net investment income
(1)(2)
0.49 0.46 0.46 0.40 0.37
Net realized and unrealized
gain/loss 9.17 11.92 10.39 (8.85) 9.91
Total from investment
activities 9.66 12.38 10.85 (8.45) 10.28
Distributions
Net investment income (0.46) (0.41) (0.57) (0.36) (0.34)
Net realized gain (0.37) — — (0.14) (1.37)
Total distributions (0.83) (0.41) (0.57) (0.50) (1.71)
NET ASSET VALUE
End of period $ 67.38 $ 58.55 $ 46.58 $ 36.30 $ 45.25
Ratios/Supplemental Data
Total return
(2)(3)
16.49% 26.56% 29.91% (18.72)% 28.09%
Ratios to average net assets:
(2)
Gross expenses before
waivers/payments by Price
Associates 0.34% 0.34% 0.35% 0.35% 0.34%
Net expenses after
waivers/payments by Price
Associates 0.34% 0.34% 0.35% 0.35% 0.34%
Net investment income 0.79% 0.86% 1.11% 1.03% 0.88%
Portfolio turnover rate 47.3% 37.6% 47.0% 45.4% 27.5%
Net assets, end of period (in
millions) $6,851 $6,386 $4,830 $4,162 $4,519
0% 0% 0% 0% 0%
(1)
Per share amounts calculated using average shares outstanding method.
(2)
Includes the impact of expense-related arrangements with Price Associates.
(3)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable.

T. ROWE PRICE U.S. Equity Research Fund
Financial Highlights

For a share outstanding throughout each period
Z Class
(1)
.. Year ..
.. Ended .
11/23/21
(1)
Through
12/31/21 12/31/25 12/31/24 12/31/23 12/31/22
NET ASSET VALUE
Beginning of period $ 58.99 $ 46.44 $ 36.17 $ 45.09 $ 46.17
Investment activities
Net investment income
(2)(3)
0.70 0.55 0.58 0.54 0.06
Net realized and unrealized
gain/loss 9.26 12.00 10.39 (8.83) 0.70
Total from investment
activities 9.96 12.55 10.97 (8.29) 0.76
Distributions
Net investment income (0.67) — (0.70) (0.49) (0.47)
Net realized gain (0.37) — — (0.14) (1.37)
Total distributions (1.04) — (0.70) (0.63) (1.84)
NET ASSET VALUE
End of period $ 67.91 $ 58.99 $ 46.44 $ 36.17 $ 45.09

T. ROWE PRICE U.S. Equity Research Fund
Financial Highlights

For a share outstanding throughout each period
The accompanying notes are an integral part of these financial statements.
Z Class
(1)
.. Year ..
.. Ended .
11/23/21
(1)
Through
12/31/21 12/31/25 12/31/24 12/31/23 12/31/22
Ratios/Supplemental Data
Total return
(3)(4)
16.87% 27.02% 30.37% (18.44)% 1.70%
Ratios to average net assets:
(3)
Gross expenses before
waivers/payments by Price
Associates 1.99% 0.33% 0.34% 0.34% 0.33%
(5)
Net expenses after
waivers/payments by Price
Associates 0.00% 0.00% 0.00% 0.00% 0.00%
(5)
Net investment income 1.12% 1.12% 1.43% 1.42% 1.33%
(5)
Portfolio turnover rate 47.3% 37.6% 47.0% 45.4% 27.5%
Net assets, end of period (in
thousands) $16 $14 $1,325,814 $3,922,679 $787,784
0% 0% 0% 0% 0%
(1)
Inception date
(2)
Per share amounts calculated using average shares outstanding method.
(3)
Includes the impact of expense-related arrangements with Price Associates.
(4)
Total return reflects the rate that an investor would have earned on an investment in the fund during each period, assuming reinvestment of all distributions, and payment of no redemption or account fees, if applicable. Total return is not annualized for periods less than one year.
(5)
Annualized

T. ROWE PRICE U.S. Equity Research Fund
December 31, 2025

Portfolio of Investments
‡
Shares/Par $ Value
(Cost and value in $000s)
‡
COMMON STOCKS  99.2%
COMMUNICATION SERVICES  10.1%
Entertainment  1.1%
Liberty Media Corp-Liberty Formula One, Class C (1) 76,935 7,579
Netflix (1) 1,214,756 113,895
Spotify Technology (1) 15,043 8,736
TKO Group Holdings  132,642 27,722
Walt Disney  254,769 28,985
186,917
Interactive Media & Services  8.1%
Alphabet, Class A  1,100,791 344,548
Alphabet, Class C  1,767,427 554,619
Meta Platforms, Class A  641,157 423,221
1,322,388
Media  0.0%
Comcast, Class A  221,900 6,633
6,633
Wireless Telecommunication Services  0.9%
T-Mobile U.S.  695,161 141,145
141,145
Total Communication Services 1,657,083
CONSUMER DISCRETIONARY  10.1%
Automobiles  2.3%
General Motors  331,925 26,992
Tesla (1) 765,301 344,171
371,163
Broadline Retail  3.9%
Amazon.com (1) 2,785,749 643,007
643,007
Distributors  0.0%
Pool  9,894 2,263
2,263
Hotels, Restaurants & Leisure  1.8%
Airbnb, Class A (1) 48,200 6,542
Booking Holdings  10,751 57,575
Chipotle Mexican Grill (1) 885,266 32,755
Darden Restaurants  33,847 6,228
Domino's Pizza  14,701 6,128
DoorDash, Class A (1) 128,920 29,198

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Hilton Worldwide Holdings  124,345 35,718
Las Vegas Sands  169,394 11,026
McDonald's  251,866 76,978
Royal Caribbean Cruises  91,037 25,392
Wingstop (2) 37,281 8,891
296,431
Household Durables  0.1%
NVR (1) 3,162 23,060
23,060
Specialty Retail  1.9%
AutoZone (1) 7,379 25,026
Carvana (1) 66,784 28,184
Home Depot  317,108 109,117
Lowe's  144,217 34,779
O'Reilly Automotive (1) 333,927 30,457
Ross Stores  177,982 32,062
TJX  256,192 39,354
Ulta Beauty (1) 20,394 12,339
311,318
Textiles, Apparel & Luxury Goods  0.1%
NIKE, Class B  122,039 7,775
7,775
Total Consumer Discretionary 1,655,017
CONSUMER STAPLES  4.4%
Beverages  1.0%
Coca-Cola  1,287,934 90,039
Keurig Dr Pepper  652,846 18,286
Monster Beverage (1) 250,904 19,237
PepsiCo  263,843 37,867
165,429
Consumer Staples Distribution & Retail  1.5%
Costco Wholesale  121,118 104,445
Target  33,400 3,265
Walmart  1,279,646 142,565
250,275
Food Products  0.2%
Lamb Weston Holdings  188,560 7,899
Magnum Ice Cream (1) 71,487 1,133
Mondelez International, Class A  282,583 15,211

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Tyson Foods, Class A  85,924 5,037
29,280
Household Products  0.8%
Colgate-Palmolive  417,301 32,975
Procter & Gamble  722,952 103,606
136,581
Personal Care Products  0.3%
elf Beauty (1)(2) 79,961 6,080
Estee Lauder, Class A  186,112 19,490
Kenvue  500,469 8,633
Unilever, ADR (2) 311,772 20,390
54,593
Tobacco  0.6%
Altria Group  368,443 21,244
Philip Morris International  492,341 78,972
100,216
Total Consumer Staples 736,374
ENERGY  2.8%
Energy Equipment & Services  0.2%
Baker Hughes  306,359 13,951
SLB  597,228 22,922
36,873
Oil, Gas & Consumable Fuels  2.6%
Chevron  613,707 93,535
ConocoPhillips  569,860 53,345
Diamondback Energy  129,192 19,421
EOG Resources  133,247 13,992
EQT  215,187 11,534
Expand Energy  96,683 10,670
Exxon Mobil  1,023,418 123,158
Marathon Petroleum  98,815 16,070
Targa Resources  125,395 23,135
Valero Energy  115,091 18,736
Williams  635,877 38,223
421,819
Total Energy 458,692
FINANCIALS  13.9%
Banks  3.8%
Bank of America  2,377,543 130,765
Citigroup  886,715 103,471

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
East West Bancorp  155,895 17,521
Fifth Third Bancorp  380,211 17,798
Huntington Bancshares  994,578 17,256
JPMorgan Chase  723,189 233,026
KeyCorp  627,066 12,942
Popular  51,259 6,383
Truist Financial  95,044 4,677
U.S. Bancorp  901,560 48,107
Wells Fargo  299,786 27,940
Western Alliance Bancorp  99,331 8,351
628,237
Capital Markets  3.5%
Ares Management, Class A  147,654 23,865
Bank of New York Mellon  285,318 33,123
Blackrock  41,906 44,854
Blackstone  113,784 17,539
Cboe Global Markets  20,713 5,199
Charles Schwab  787,886 78,718
CME Group  165,999 45,331
Goldman Sachs Group  65,806 57,843
Intercontinental Exchange  73,019 11,826
KKR  270,100 34,432
Moody's  64,364 32,880
Morgan Stanley  295,480 52,457
MSCI  21,300 12,220
Robinhood Markets, Class A (1) 160,441 18,146
S&P Global  80,941 42,299
State Street  83,889 10,823
TPG (2) 214,459 13,691
Tradeweb Markets, Class A  284,204 30,563
565,809
Consumer Finance  0.5%
American Express  148,102 54,790
Capital One Financial  119,946 29,070
83,860
Financial Services  4.1%
Apollo Global Management  147,767 21,391
Berkshire Hathaway, Class B (1) 334,938 168,357
Block (1) 611,963 39,833
Corebridge Financial  325,703 9,826
Corpay (1) 130,453 39,257
Equitable Holdings  382,215 18,213

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Fiserv (1) 87,737 5,893
Global Payments  23,013 1,781
Klarna Group (1)(2) 64,204 1,856
Mastercard, Class A  250,375 142,934
Rocket, Class A  549,301 10,635
Visa, Class A  544,592 190,994
Voya Financial  261,301 19,464
670,434
Insurance  2.0%
Allstate  261,104 54,349
American International Group  467,593 40,003
Arthur J Gallagher  19,000 4,917
Axis Capital Holdings  85,849 9,193
Chubb  256,115 79,939
Hartford Insurance Group  147,127 20,274
Marsh & McLennan  291,116 54,008
MetLife  492,363 38,867
Progressive  110,369 25,133
RenaissanceRe Holdings  26,713 7,511
334,194
Total Financials 2,282,534
HEALTH CARE  9.5%
Biotechnology  1.7%
AbbVie  428,505 97,909
Amgen  33,245 10,882
BeOne Medicines, ADR (1)(2) 57,859 17,578
Gilead Sciences  560,456 68,790
Regeneron Pharmaceuticals  38,066 29,382
Vertex Pharmaceuticals (1) 120,221 54,503
279,044
Health Care Equipment & Supplies  1.9%
Abbott Laboratories  574,656 71,999
Boston Scientific (1) 407,593 38,864
Edwards Lifesciences (1) 88,976 7,585
IDEXX Laboratories (1) 22,156 14,989
Intuitive Surgical (1) 136,662 77,400
Medline, Class A (1) 222,758 9,356
Medtronic  166,678 16,011
ResMed  67,229 16,193
Stryker  138,548 48,696
Zimmer Biomet Holdings  102,022 9,174

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
310,267
Health Care Providers & Services  1.6%
Cardinal Health  95,380 19,601
Cencora  80,265 27,109
Centene (1) 205,864 8,471
Cigna Group  92,133 25,358
CVS Health  471,386 37,409
Elevance Health  34,643 12,144
McKesson  23,817 19,537
Quest Diagnostics  42,119 7,309
Tenet Healthcare (1) 113,857 22,626
UnitedHealth Group  269,987 89,125
268,689
Life Sciences Tools & Services  1.1%
Danaher  274,017 62,728
IQVIA Holdings (1) 36,856 8,308
Mettler-Toledo International (1) 5,523 7,700
Thermo Fisher Scientific  135,509 78,521
Waters (1) 15,693 5,961
West Pharmaceutical Services  35,166 9,675
172,893
Pharmaceuticals  3.2%
Bristol-Myers Squibb  114,713 6,188
Chugai Pharmaceutical, ADR (2) 774,936 20,358
Eli Lilly  237,981 255,753
Johnson & Johnson  586,289 121,332
Merck  725,132 76,327
Pfizer  667,652 16,624
Viatris  2,029,042 25,262
Zoetis  65,352 8,223
530,067
Total Health Care 1,560,960
INDUSTRIALS & BUSINESS SERVICES  7.4%
Aerospace & Defense  1.9%
Boeing (1) 292,448 63,496
General Electric  355,993 109,657
Howmet Aerospace  159,340 32,668
L3Harris Technologies  85,190 25,009
Northrop Grumman  77,186 44,012
RTX  134,636 24,692

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
TransDigm Group  12,529 16,662
316,196
Building Products  0.4%
Carrier Global  264,080 13,954
Johnson Controls International  215,310 25,784
Trane Technologies  64,754 25,202
64,940
Commercial Services & Supplies  0.4%
Cintas  118,347 22,258
Veralto  27,999 2,794
Waste Connections  88,157 15,459
Waste Management  80,681 17,726
58,237
Construction & Engineering  0.1%
API Group (1) 337,674 12,919
12,919
Electrical Equipment  0.6%
AMETEK  31,600 6,488
Emerson Electric  93,042 12,348
GE Vernova  33,724 22,041
Hubbell  60,282 26,772
Vertiv Holdings, Class A  178,573 28,931
96,580
Ground Transportation  0.9%
Canadian National Railway (2) 174,239 17,224
CSX  1,069,244 38,760
Old Dominion Freight Line  245,913 38,559
Saia (1) 88,501 28,897
Uber Technologies (1) 126,908 10,370
Union Pacific  28,576 6,610
140,420
Industrial Conglomerates  0.3%
3M  105,056 16,819
Honeywell International  134,607 26,261
43,080
Machinery  2.2%
Caterpillar  166,913 95,619
Cummins  40,716 20,784
Deere  107,170 49,895
Dover  122,819 23,979

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Esab  129,346 14,451
Fortive  540,376 29,834
Ingersoll Rand  174,955 13,860
Middleby (1) 123,564 18,370
PACCAR  187,109 20,490
Parker-Hannifin  64,957 57,095
Stanley Black & Decker  102,412 7,607
Xylem  52,259 7,117
359,101
Passenger Airlines  0.1%
United Airlines Holdings (1) 134,476 15,037
15,037
Professional Services  0.3%
Automatic Data Processing  14,524 3,736
Booz Allen Hamilton Holding  57,877 4,883
Dayforce (1) 42,601 2,946
Equifax  60,023 13,024
Verisk Analytics  81,538 18,239
42,828
Trading Companies & Distributors  0.2%
SiteOne Landscape Supply (1) 66,498 8,283
W.W. Grainger  23,087 23,296
31,579
Total Industrials & Business Services 1,180,917
INFORMATION TECHNOLOGY  35.1%
Communications Equipment  0.7%
Arista Networks (1) 345,833 45,315
Cisco Systems  883,983 68,093
113,408
Electronic Equipment, Instruments & Components  1.3%
Amphenol, Class A  399,731 54,020
CDW  43,886 5,977
Corning  215,429 18,863
Keysight Technologies (1) 243,263 49,429
TE Connectivity  199,549 45,399
Teledyne Technologies (1) 66,344 33,884
207,572
IT Services  0.8%
Accenture, Class A  175,863 47,184

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
International Business Machines  270,976 80,266
127,450
Semiconductors & Semiconductor Equipment  14.9%
Advanced Micro Devices (1) 569,833 122,036
Analog Devices  45,579 12,361
Applied Materials  159,465 40,981
Broadcom  1,432,000 495,615
First Solar (1) 46,344 12,107
Intel (1) 1,235,969 45,607
KLA  63,851 77,584
Lam Research  396,888 67,939
Marvell Technology  123,268 10,475
Microchip Technology  45,609 2,906
Micron Technology  317,057 90,491
Monolithic Power Systems  56,085 50,833
NVIDIA  7,094,894 1,323,198
QUALCOMM  344,171 58,871
Teradyne  88,583 17,146
Texas Instruments  51,364 8,911
2,437,061
Software  10.3%
Adobe (1) 72,783 25,473
AppLovin, Class A (1) 94,877 63,930
Autodesk (1) 34,807 10,303
Crowdstrike Holdings, Class A (1) 70,747 33,163
Datadog, Class A (1) 210,563 28,634
Descartes Systems Group (1) 227,385 19,932
Fair Isaac (1) 4,170 7,050
Fortinet (1) 311,554 24,740
HubSpot (1) 11,599 4,655
Intuit  84,559 56,014
Microsoft  2,137,438 1,033,708
Oracle  462,991 90,242
Palantir Technologies, Class A (1) 640,528 113,854
Palo Alto Networks (1) 265,134 48,838
PTC (1) 69,964 12,188
Salesforce  173,639 45,999
ServiceNow (1) 300,620 46,052
Synopsys (1) 17,000 7,985
Workday, Class A (1) 36,850 7,915
1,680,675

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
Technology Hardware, Storage & Peripherals  7.1%
Apple  4,059,842 1,103,709
Dell Technologies, Class C  66,395 8,358
Sandisk (1) 35,455 8,416
Seagate Technology Holdings  98,461 27,115
Western Digital  118,969 20,495
1,168,093
Total Information Technology 5,734,259
MATERIALS  1.9%
Chemicals  0.9%
CF Industries Holdings  72,118 5,578
Corteva  177,357 11,888
Dow  108,372 2,534
Ecolab  82,399 21,631
Linde  174,922 74,585
Mosaic  158,307 3,814
RPM International  21,706 2,257
Sherwin-Williams  72,092 23,360
145,647
Construction Materials  0.3%
CRH  182,500 22,776
Martin Marietta Materials  33,300 20,735
43,511
Containers & Packaging  0.2%
Ball  232,043 12,291
International Paper  422,973 16,661
Packaging Corp. of America  27,601 5,692
34,644
Metals & Mining  0.4%
Agnico Eagle Mines  27,635 4,685
Franco-Nevada (2) 117,739 24,405
Freeport-McMoRan  380,630 19,332
Steel Dynamics  108,672 18,415
66,837
Paper & Forest Products  0.1%
West Fraser Timber (2) 157,695 9,637
9,637
Total Materials 300,276

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
REAL ESTATE  1.8%
Health Care Real Estate Investment Trusts  0.3%
Ventas, REIT  111,769 8,649
Welltower, REIT  204,540 37,964
46,613
Industrial Real Estate Investment Trusts  0.4%
Prologis, REIT  320,457 40,910
Rexford Industrial Realty, REIT  569,660 22,057
62,967
Office Real Estate Investment Trusts  0.0%
BXP, REIT (2) 88,521 5,973
5,973
Real Estate Management & Development  0.1%
CBRE Group, Class A (1) 127,612 20,519
CoStar Group (1) 45,318 3,047
23,566
Residential Real Estate Investment Trusts  0.2%
AvalonBay Communities, REIT  57,662 10,455
Equity LifeStyle Properties, REIT  47,605 2,885
Essex Property Trust, REIT  41,694 10,911
Sun Communities, REIT  45,681 5,660
29,911
Retail Real Estate Investment Trusts  0.2%
Kimco Realty, REIT  329,134 6,672
Regency Centers, REIT  94,541 6,526
Simon Property Group, REIT  69,106 12,792
25,990
Specialized Real Estate Investment Trusts  0.6%
American Tower, REIT  199,953 35,106
CubeSmart, REIT  230,478 8,308
Equinix, REIT  43,302 33,176
Public Storage, REIT  53,841 13,972
90,562
Total Real Estate 285,582
UTILITIES  2.2%
Electric Utilities  1.4%
Alliant Energy  416,352 27,067
Constellation Energy  81,222 28,693
NextEra Energy  814,047 65,352

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
PG&E  2,013,733 32,361
Southern  302,883 26,411
Xcel Energy  576,120 42,552
222,436
Gas Utilities  0.1%
Atmos Energy  119,969 20,110
20,110
Independent Power & Renewable Electricity
Producers  0.1%
Vistra  132,222 21,331
21,331
Multi-Utilities  0.6%
Ameren  130,729 13,054
CMS Energy  179,318 12,540
Consolidated Edison  269,570 26,774
DTE Energy  112,131 14,463
Sempra  405,274 35,781
102,612
Total Utilities 366,489
Total Common Stocks (Cost $10,403,224) 16,218,183
SHORT-TERM INVESTMENTS  0.3%
Money Market Funds  0.3%
T. Rowe Price Government Reserve Fund, 3.77% (3)(4) 44,653,910 44,654
44,654
U.S. Treasury Obligations  0.0%
U.S. Treasury Bills, 3.542%, 3/17/26 (5) 1,760,000 1,747
U.S. Treasury Bills, 3.609%, 3/12/26 (5) 4,420,000 4,390
U.S. Treasury Bills, 3.636%, 2/19/26 (5) 610,000 607
6,744
Total Short-Term Investments (Cost $51,397) 51,398

T. ROWE PRICE U.S. Equity Research Fund

Shares/Par $ Value
(Cost and value in $000s)
‡
SECURITIES LENDING COLLATERAL  0.2%
INVESTMENTS IN A POOLED ACCOUNT THROUGH
SECURITIES LENDING PROGRAM WITH STATE STREET
BANK AND TRUST COMPANY 0.2%
Money Market Funds 0.2%
T. Rowe Price Treasury Reserve Fund, 3.75% (3)(4) 36,015,692 36,016
Total Investments in a Pooled Account through Securities
Lending Program with State Street Bank and Trust
Company 36,016
Total Securities Lending Collateral (Cost $36,016) 36,016
Total Investments in Securities
99.7% of Net Assets
(Cost $10,490,637) $ 16,305,597
‡ Shares/Par and Notional Amount are denominated in U.S. dollars unless otherwise noted.
(1) Non-income producing
(2) See Note 4 . All or a portion of this security is on loan at December 31, 2025.
(3) Seven-day yield
(4) Affiliated Companies
(5) At December 31, 2025, all or a portion of this security is pledged as collateral and/or margin deposit to cover future funding obligations.
ADR American Depositary Receipts
REIT A domestic Real Estate Investment Trust whose distributions pass-through with original tax character to the shareholder

T. ROWE PRICE U.S. Equity Research Fund

FUTURES CONTRACTS
($000s)
Expiration
Date
Notional
Amount
Value and
Unrealized
Gain (Loss)
Long, 119 S&P 500 E-Mini Index contracts 3/26 41,010 $ 253
Net payments (receipts) of variation margin to date (561)
Variation margin receivable (payable) on open futures contracts $ (308)

T. ROWE PRICE U.S. Equity Research Fund

The accompanying notes are an integral part of these financial statements.
AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control.
The following securities were considered affiliated companies for all or some portion of the year ended December 31, 2025. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate
Net Realized
Gain (Loss)
Change in Net
Unrealized
Gain/Loss
Investment
Income
T. Rowe Price Government Reserve Fund,
3.77% $ — $ — $ 173++
T. Rowe Price Treasury Reserve Fund, 3.75% — — 1,938++
Totals $ —# $ — $ 2,111+
Supplementary Investment Schedule
Affiliate
Value
12/31/24
Purchase
Cost
Sales
Cost
Value
12/31/25
T. Rowe Price Government
Reserve Fund, 3.77% $ 8,557  ¤  ¤ $ 44,654
T. Rowe Price Treasury
Reserve Fund, 3.75% 86,822  ¤  ¤ 36,016
Total $ 80,670^
# Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
++ Excludes earnings on securities lending collateral, which are subject to rebates and fees as described in Note 4 .
+ Investment income comprised $2,111 of dividend income and $0 of interest income.
¤ Purchase and sale information not shown for cash management funds.
^ The cost basis of investments in affiliated companies was $80,670.

T. ROWE PRICE U.S. Equity Research Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
Assets
Investments in securities, at value (cost $10,490,637) $ 16,305,597
Receivable for shares sold 92,784
Dividends and interest receivable 8,048
Receivable for investment securities sold 3,170
Foreign currency (cost $87) 86
Other assets 528
Total assets 16,410,213
Liabilities
Obligation to return securities lending collateral 36,016
Payable for investment securities purchased 12,047
Payable for shares redeemed 9,204
Investment management fees payable 4,483
Variation margin payable on futures contracts 308
Due to affiliates 158
Payable to directors 11
Other liabilities 839
Total liabilities 63,066
NET ASSETS $ 16,347,147

T. ROWE PRICE U.S. Equity Research Fund
December 31, 2025
Statement of Assets and Liabilities

($000s, except shares and per share amounts)
The accompanying notes are an integral part of these financial statements.
Net Assets Consist of:
Total distributable earnings (loss) $ 5,681,157
Paid-in capital applicable to 242,932,667 shares of $0.0001
par value capital stock outstanding; 1,000,000,000 shares
authorized 10,665,990
NET ASSETS $ 16,347,147
NET ASSET VALUE PER SHARE
Investor Class
(Net assets: $9,308,777; Shares outstanding:
138,438,318) $ 67.24
Advisor Class
(Net assets: $58,383; Shares outstanding: 869,435) $ 67.15
R Class
(Net assets: $128,986; Shares outstanding: 1,945,820) $ 66.29
I Class
(Net assets: $6,850,985; Shares outstanding:
101,678,860) $ 67.38
Z Class
(Net assets: $16; Shares outstanding: 234) $ 67.91

T. ROWE PRICE U.S. Equity Research Fund
Statement of Operations

($000s)
Year
Ended
12/31/25
Investment Income (Loss)
Income
Dividend (net of foreign taxes of $205) $ 166,045
.
  Interest 232
Securities lending 38
Total income 166,315
Expenses
Investment management 47,700
Shareholder servicing
Investor Class $ 9,679
Advisor Class 147
R Class 421
I Class 442 10,689
Rule 12b-1 fees
Advisor Class 147
R Class 647 794
Prospectus and shareholder reports
Investor Class 181
Advisor Class 2
R Class 3
I Class 114 300
Registration 507
Custody and accounting 453
Directors 45
Legal and audit 33
Miscellaneous 143
Total expenses 60,664
Net investment income 105,651

T. ROWE PRICE U.S. Equity Research Fund
Statement of Operations

($000s)
The accompanying notes are an integral part of these financial statements.
Year
Ended
12/31/25
Realized and Unrealized Gain / Loss –
Net realized gain (loss)
Securities 497,990
Futures 6,671
Foreign currency transactions 3
Net realized gain 504,664
Change in net unrealized gain / loss
Securities 1,656,202
Futures 2,869
Change in net unrealized gain / loss 1,659,071
Net realized and unrealized gain / loss 2,163,735
INCREASE IN NET ASSETS FROM OPERATIONS $ 2,269,386

T. ROWE PRICE U.S. Equity Research Fund
Statement of Changes in Net Assets

($000s)
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Increase (Decrease) in Net Assets
Operations
Net investment income $ 105,651 $ 95,020
Net realized gain 504,664 884,777
Change in net unrealized gain / loss 1,659,071 1,714,129
Increase in net assets from operations 2,269,386 2,693,926
Distributions to shareholders
Net earnings
Investor Class (107,847) (44,295)
Advisor Class (446) (173)
R Class (722) –
I Class (82,791) (44,644)
Decrease in net assets from distributions (191,806) (89,112)
Capital share transactions
*
Shares sold
Investor Class 3,395,894 2,656,920
Advisor Class 16,393 15,279
R Class 19,736 19,844
I Class 2,361,693 1,934,975
Z Class – 6,727
Distributions reinvested
Investor Class 106,718 43,783
Advisor Class 442 172
R Class 721 –
I Class 81,306 44,020
Shares redeemed
Investor Class (2,366,553) (1,309,537)
Advisor Class (28,875) (14,471)
R Class (43,012) (33,099)
I Class (2,885,709) (1,654,670)
Z Class – (1,403,050)
Increase in net assets from capital share
transactions 658,754 306,893

T. ROWE PRICE U.S. Equity Research Fund
Statement of Changes in Net Assets

($000s)
The accompanying notes are an integral part of these financial statements.
Year . . . . . . . . . . . . . .
Ended . . . . . . . . . . . . . .
12/31/25 12/31/24
Net Assets
Increase during period 2,736,334 2,911,707
Beginning of period 13,610,813 10,699,106
End of period $ 16,347,147 $ 13,610,813
*Share information (000s)
Shares sold
Investor Class 56,198 49,890
Advisor Class 268 294
R Class 331 379
I Class 39,441 35,503
Z Class – 139
Distributions reinvested
Investor Class 1,576 729
Advisor Class 7 3
R Class 11 –
I Class 1,198 732
Shares redeemed
Investor Class (39,564) (24,452)
Advisor Class (475) (267)
R Class (709) (624)
I Class (48,018) (30,864)
Z Class – (28,687)
Increase in shares outstanding 10,264 2,775

T. ROWE PRICE U.S. Equity Research Fund
NOTES TO FINANCIAL STATEMENTS

T. Rowe Price U.S. Equity Research Fund, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. Equity
Research Fund (the fund) is a diversified, open-end management investment company established by the corporation. The fund seeks to provide long-
term capital growth by investing primarily in U.S. common stocks. The fund has five classes of shares: the U.S. Equity Research Fund (Investor Class), the U.S. Equity Research Fund–Advisor Class (Advisor Class), the U.S. Equity
Research Fund–R Class (R Class), the U.S. Equity Research Fund–I Class
(I Class) and the U.S. Equity Research Fund–Z Class (Z Class). Advisor Class
shares are sold only through various brokers and other financial intermediaries, and R Class shares are available through financial intermediaries for employer-sponsored defined contribution retirement plans and certain other retirement accounts. I Class shares require a $500,000 initial investment minimum, although the minimum generally is waived or reduced for financial intermediaries, eligible retirement plans, and certain other accounts. The
Z Class is only available to funds advised by T. Rowe Price Associates, Inc. and its affiliates and other clients that are subject to a contractual fee for investment management services. The Advisor Class and R Class each operate under separate Board-approved Rule 12b-1 plans, pursuant to which each class compensates financial intermediaries for distribution, shareholder servicing, and/
or certain administrative services; the Investor, I and Z Classes do not pay Rule
12b-1 fees. Each class has exclusive voting rights on matters related solely to that class; separate voting rights on matters that relate to all classes; and, in all other respects, the same rights and obligations as the other classes.
NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES
Basis of Preparation  The fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards
Board (FASB) Accounting Standards Codification Topic 946 (ASC 946).
The accompanying financial statements were prepared in accordance with accounting principles generally accepted in the United States of America
(GAAP), including, but not limited to, ASC 946. GAAP requires the use of estimates made by management. Management believes that estimates and valuations are appropriate; however, actual results may differ from those estimates, and the valuations reflected in the accompanying financial statements may differ from the value ultimately realized upon sale or maturity.

T. ROWE PRICE U.S. Equity Research Fund

Investment Transactions, Investment Income, and Distributions  Investment
transactions are accounted for on the trade date basis. Income and expenses are recorded on the accrual basis. Realized gains and losses are reported on the identified cost basis. Premiums and discounts on debt securities are amortized for financial reporting purposes. Income tax-related interest and penalties, if incurred, are recorded as income tax expense. Dividends received from other investment companies are reflected as dividend income; capital gain distributions are reflected as realized gain/loss. Dividend income and capital gain distributions are recorded on the ex-dividend date. Distributions from REITs are initially recorded as dividend income and, to the extent such represent a return of capital or capital gain for tax purposes, are reclassified when such information becomes available. Non-cash dividends, if any, are recorded at the fair market value of the asset received. Proceeds from litigation payments, if any, are included in either net realized gain (loss) or change in net unrealized gain/loss from securities. Distributions to shareholders are recorded on the ex-dividend date. Income distributions, if any, are declared and paid by each class annually. A capital gain distribution, if any, may also be declared and paid by the fund annually.
Currency Translation  Assets, including investments, and liabilities denominated in foreign currencies are translated into U.S. dollar values each day at the prevailing exchange rate, using the mean of the bid and asked prices of such currencies against U.S. dollars as provided by an outside pricing service. Purchases and sales of securities, income, and expenses are translated into U.S. dollars at the prevailing exchange rate on the respective date of such transaction. The effect of changes in foreign currency exchange rates on realized and unrealized security gains and losses is not bifurcated from the portion attributable to changes in market prices.
Class Accounting  Shareholder servicing, prospectus, and shareholder report expenses incurred by each class are charged directly to the class to which they relate. Expenses common to all classes, investment income, and realized and unrealized gains and losses are allocated to the classes based upon the relative daily net assets of each class. The Advisor Class and R Class each pay Rule
12b-1 fees, in an amount not exceeding 0.25% and 0.50%, respectively, of the class’s average daily net assets.
In-Kind Redemptions  In accordance with guidelines described in the fund’s prospectus, and when considered to be in the best interest of all shareholders, the fund may distribute portfolio securities rather than cash as payment for a redemption of fund shares (in-kind redemption). Gains and losses

T. ROWE PRICE U.S. Equity Research Fund

realized on in-kind redemptions are not recognized for tax purposes and are reclassified from undistributed realized gain (loss) to paid-in capital. During the year ended December 31, 2025, the fund realized $352,001,000 of net gain on
$743,469,000 of in-kind redemptions.
Capital Transactions  Each investor’s interest in the net assets of the fund is represented by fund shares. The fund’s net asset value (NAV) per share is computed at the close of the New York Stock Exchange (NYSE), normally
4 p.m. Eastern time, each day the NYSE is open for business. However, the
NAV per share may be calculated at a time other than the normal close of the
NYSE if trading on the NYSE is restricted, if the NYSE closes earlier, or as may be permitted by the SEC. Purchases and redemptions of fund shares are transacted at the next-computed NAV per share, after receipt of the transaction order by T. Rowe Price Associates, Inc., or its agents.
Indemnification  In the normal course of business, the fund may provide indemnification in connection with its officers and directors, service providers, and/or private company investments. The fund’s maximum exposure under these arrangements is unknown; however, the risk of material loss is currently considered to be remote.
NOTE 2 - VALUATION
Fair Value   The fund’s financial instruments are valued at the close of the
NYSE and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s
Board of Directors (the Board) has designated T. Rowe Price Associates, Inc.
as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation
Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:

T. ROWE PRICE U.S. Equity Research Fund

Level 1 – quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2 – inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3 – unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques  Equity securities, including exchange-traded funds, listed or regularly traded on a securities exchange or in the over-the-
counter (OTC) market are valued at the last quoted sale price or, for certain markets, the official closing price at the time the valuations are made. OTC
Bulletin Board securities are valued at the mean of the closing bid and asked prices. A security that is listed or traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market for such security. Listed securities not traded on a particular day are valued at the mean of the closing bid and asked prices for domestic securities.
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.

T. ROWE PRICE U.S. Equity Research Fund

Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation. Futures contracts are valued at closing settlement prices. Assets and liabilities other than financial instruments, including short-
term receivables and payables, are carried at cost, or estimated realizable value, if less, which approximates fair value.
Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the
Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation
Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples;
a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination.
Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.

T. ROWE PRICE U.S. Equity Research Fund

Valuation Inputs   The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on December 31, 2025
(for further detail by category, please refer to the accompanying Portfolio of
Investments):
NOTE 3 - DERIVATIVE INSTRUMENTS
During the year ended December 31, 2025, the fund invested in derivative instruments. As defined by GAAP, a derivative is a financial instrument whose value is derived from an underlying security price, foreign exchange rate, interest rate, index of prices or rates, or other variable; it requires little or no initial investment and permits or requires net settlement or delivery of cash or other assets. The fund invests in derivatives only if the expected risks and rewards are consistent with its investment objectives, policies, and overall risk profile, as described in its prospectus and Statement of Additional Information.
The fund may use derivatives for a variety of purposes and may use them to establish both long and short positions within the fund’s portfolio. Potential uses include to hedge against declines in principal value, increase yield, invest in an asset with greater efficiency and at a lower cost than is possible through direct investment, to enhance return, or to adjust credit exposure. The risks associated with the use of derivatives are different from, and potentially much greater than, the risks associated with investing directly in the instruments on which the derivatives are based.
($000s)
Level 1 Level 2 Level 3 Total Value
Assets
Common Stocks $ 16,218,183 $ — $ — $ 16,218,183
Short-Term Investments 44,654 6,744 — 51,398
Securities Lending Collateral 36,016 — — 36,016
Total Securities 16,298,853 6,744 — 16,305,597
Futures Contracts* 253 — — 253
Total $ 16,299,106 $ 6,744 $ — $ 16,305,850
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the net value reflected on the accompanying Portfolio of Investments is only the unsettled variation margin receivable (payable) at that date.

T. ROWE PRICE U.S. Equity Research Fund

The fund values its derivatives at fair value and recognizes changes in fair value currently in its results of operations. Accordingly, the fund does not follow hedge accounting, even for derivatives employed as economic hedges. Generally, the fund accounts for its derivatives on a gross basis. It does not offset the fair value of derivative liabilities against the fair value of derivative assets on its financial statements, nor does it offset the fair value of derivative instruments against the right to reclaim or obligation to return collateral. The following table summarizes the fair value of the fund’s derivative instruments held as of
December 31, 2025, and the related location on the accompanying Statement of
Assets and Liabilities, presented by primary underlying risk exposure:
Additionally, the amount of gains and losses on derivative instruments recognized in fund earnings during the year ended December 31, 2025, and the related location on the accompanying Statement of Operations is summarized in the following table by primary underlying risk exposure:
($000s)
Location on Statement of
Assets and Liabilities Fair Value*
Assets
Equity derivatives Futures $ 253
*
Total $ 253
* The fair value presented includes cumulative gain (loss) on open futures contracts;
however, the value reflected on the accompanying Statement of Assets and Liabilities is only the unsettled variation margin receivable (payable) at that date.
($000s)
Location of Gain (Loss) on Statement of Operations
Futures
Realized Gain (Loss)
Equity derivatives $ 6,671
Total $ 6,671
Change in Unrealized
Gain (Loss)
Equity derivatives $ 2,869
Total $ 2,869

T. ROWE PRICE U.S. Equity Research Fund

Counterparty Risk and Collateral  The fund invests in exchange-traded and/or centrally cleared derivative contracts, such as futures, exchange-traded options, and centrally cleared swaps. Counterparty risk on such derivatives is minimal because the clearinghouse provides protection against counterparty defaults.
For futures and centrally cleared swaps, the fund is required to deposit collateral in an amount specified by the clearinghouse and the clearing firm (margin requirement), and the margin requirement must be maintained over the life of the contract. Each clearinghouse and clearing firm, in its sole discretion, may adjust the margin requirements applicable to the fund.
Collateral may be in the form of cash or debt securities issued by the U.S.
government or related agencies. Cash posted by the fund is reflected as cash deposits in the accompanying financial statements and generally is restricted from withdrawal by the fund; securities posted by the fund are so noted in the accompanying Portfolio of Investments; both remain in the fund’s assets. While typically not sold in the same manner as equity or fixed income securities, exchange-traded or centrally cleared derivatives may be closed out only on the exchange or clearinghouse where the contracts were cleared. This ability is subject to the liquidity of underlying positions. As of December 31, 2025, securities valued at $2,696,000 had been posted by the fund for exchange-
traded and/or centrally cleared derivatives.
Futures Contracts  The fund is subject to equity price risk in the normal course of pursuing its investment objectives and uses futures contracts to help manage such risk. The fund may enter into futures contracts to manage exposure to interest rates, security prices, foreign currencies, and credit quality;
as an efficient means of adjusting exposure to all or part of a target market; to enhance income; as a cash management tool; or to adjust credit exposure. A futures contract provides for the future sale by one party and purchase by another of a specified amount of a specific underlying financial instrument at an agreed-upon price, date, time, and place. The fund currently invests only in exchange-traded futures, which generally are standardized as to maturity date, underlying financial instrument, and other contract terms. Payments are made or received by the fund each day to settle daily fluctuations in the value of the contract (variation margin), which reflect changes in the value of the underlying financial instrument. Variation margin is recorded as unrealized gain or loss until the contract is closed. The value of a futures contract included in net assets is the amount of unsettled variation margin; net variation margin receivable is reflected as an asset and net variation margin payable is reflected as a liability on the accompanying Statement of Assets and Liabilities. When a contract is closed, a realized gain or loss is recorded on the accompanying

T. ROWE PRICE U.S. Equity Research Fund

Statement of Operations. Risks related to the use of futures contracts include possible illiquidity of the futures markets, contract prices that can be highly volatile and imperfectly correlated to movements in hedged security values, and potential losses in excess of the fund’s initial investment. During the year ended
December 31, 2025, the volume of the fund’s activity in futures, based on underlying notional amounts, was generally less than 1% of net assets.
NOTE 4 - OTHER INVESTMENT TRANSACTIONS
Consistent with its investment objective, the fund engages in the following practices to manage exposure to certain risks and/or to enhance performance.
The investment objective, policies, program, and risk factors of the fund are described more fully in the fund’s prospectus and Statement of
Additional Information.
Securities Lending  The fund may lend its securities to approved borrowers to earn additional income. Its securities lending activities are administered by a lending agent in accordance with a securities lending agreement. Security loans generally do not have stated maturity dates, and the fund may recall a security at any time. The fund receives collateral in the form of cash or U.S. government securities. Collateral is maintained over the life of the loan in an amount not less than the value of loaned securities; any additional collateral required due to changes in security values is delivered to the fund the next business day. Cash collateral is invested in accordance with investment guidelines approved by fund management. Additionally, the lending agent indemnifies the fund against losses resulting from borrower default. Although risk is mitigated by the collateral and indemnification, the fund could experience a delay in recovering its securities and a possible loss of income or value if the borrower fails to return the securities, collateral investments decline in value, and the lending agent fails to perform. Any non-cash collateral received cannot be sold, re-invested or pledged by the fund, except in the event of borrower default. Securities lending revenue consists of earnings on invested collateral and borrowing fees, net of any rebates to the borrower, compensation to the lending agent, and other administrative costs. In accordance with GAAP, investments made with cash collateral are reflected in the accompanying financial statements, but collateral received in the form of securities is not. At December 31, 2025, the value of loaned securities was $66,049,000; the aggregate value of collateral was $67,572,000 and consisted of cash collateral and related investments of
$36,016,000 and U.S. government securities of $31,556,000.

T. ROWE PRICE U.S. Equity Research Fund

Other  Purchases and sales of portfolio securities other than in-kind transactions, if any, short-term and U.S. government securities aggregated $8,296,849,000 and $6,973,270,000, respectively, for the year ended December 31, 2025.
NOTE 5 - FEDERAL INCOME TAXES
Generally, no provision for federal income taxes is required since the fund intends to continue to qualify as a regulated investment company under
Subchapter M of the Internal Revenue Code and distribute to shareholders all of its taxable income and gains. Distributions determined in accordance with federal income tax regulations may differ in amount or character from net investment income and realized gains for financial reporting purposes.
The fund files U.S. federal, state, and local tax returns as required. The fund’s tax returns are subject to examination by the relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.
Capital accounts within the financial reporting records are adjusted for permanent book/tax differences to reflect tax character but are not adjusted for temporary differences. The permanent book/tax adjustments, if any, have no impact on results of operations or net assets. The permanent book/tax adjustments relate primarily to redemptions in kind and deemed distributions on shareholder redemptions.
The tax character of distributions paid for the periods presented was as follows:
($000s)
December 31,
2025
December 31,
2024
Ordinary income (including short-term capital
gains, if any) $ 103,880 $ 89,112
Long-term capital gain 87,926 —
Total distributions $ 191,806 $ 89,112

T. ROWE PRICE U.S. Equity Research Fund

At December 31, 2025, the tax-basis cost of investments (including derivatives, if any) and gross unrealized appreciation and depreciation were as follows:
At December 31, 2025, the tax-basis components of accumulated net earnings
(loss) were as follows:
Temporary differences between book-basis and tax-basis components of total distributable earnings (loss) arise when certain items of income, gain, or loss are recognized in different periods for financial statement purposes versus for tax purposes; these differences will reverse in a subsequent reporting period.
The temporary differences relate primarily to the deferral of losses from wash sales. During the year ended December 31, 2025, the fund utilized $42,738,000 of capital loss carryforwards. Other temporary differences relate primarily to differences in treatment of corporate actions.
NOTE 6 - FOREIGN TAXES
The fund is subject to foreign income taxes imposed by certain countries in which it invests. Additionally, capital gains realized upon disposition of securities issued in or by certain foreign countries are subject to capital gains tax imposed by those countries. All taxes are computed in accordance with the applicable foreign tax law, and, to the extent permitted, capital losses are used to offset capital gains. Taxes attributable to income are accrued by the fund as a reduction of income. Current and deferred tax expense attributable to capital gains is reflected as a component of realized or change in unrealized gain/
loss on securities in the accompanying financial statements. To the extent that the fund has country specific capital loss carryforwards, such carryforwards
($000s)
Cost of investments $ 10,624,418
Unrealized appreciation $ 5,957,813
Unrealized depreciation (276,635)
Net unrealized appreciation (depreciation) $ 5,681,178
($000s)
Net unrealized appreciation (depreciation) $ 5,681,178
Other temporary differences (21)
Total distributable earnings (loss) $ 5,681,157

T. ROWE PRICE U.S. Equity Research Fund

are applied against net unrealized gains when determining the deferred tax liability. Any deferred tax liability incurred by the fund is included in either Other liabilities or Deferred tax liability on the accompanying Statement of Assets and Liabilities.
NOTE 7 - RELATED PARTY TRANSACTIONS
The fund is managed by T. Rowe Price Associates, Inc. (Price Associates),
a wholly owned subsidiary of T. Rowe Price Group, Inc. (Price Group). The investment management agreement between the fund and Price Associates provides for an annual investment management fee, which is computed daily and paid monthly. The fee consists of an individual fund fee, equal to 0.04%
of the fund’s average daily net assets, and a group fee. The group fee rate is calculated based on the combined net assets of certain mutual funds sponsored by Price Associates (the group) applied to a graduated fee schedule, with rates ranging from 0.48% for the first $1 billion of assets to 0.26% for assets in excess of $845 billion. The fund’s group fee is determined by applying the group fee rate to the fund’s average daily net assets. At December 31, 2025, the effective annual group fee rate was 0.28%. Price Associates has agreed to permanently waive a portion of the fund’s annual investment management fee in order to limit the fund’s management fees to 0.33% of the fund’s average daily net assets. This agreement can only be modified or terminated with approval by the fund’s shareholders. The fund has no obligation to repay fees waived under this arrangement. No management fees were waived under this arrangement for the year ended December 31, 2025.
The Investor Class, Advisor Class, and R Class are each subject to a contractual expense limitation through the expense limitation dates indicated
in the table below. This agreement will continue through the expense limitation dates indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. During the limitation period, Price
Associates is required to waive or pay any expenses (excluding interest;
expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) that would otherwise cause the class’s ratio of annualized total expenses to average net assets (net expense ratio) to exceed its expense limitation. Each class is required to repay Price Associates for expenses previously waived/paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s net expense ratio (after the repayment is taken into account) to exceed the lesser of: (1) the expense limitation in

T. ROWE PRICE U.S. Equity Research Fund

place at the time such amounts were waived; or (2) the class’s current expense limitation. However, no repayment will be made more than three years after the date of a payment or waiver.
The I Class is also subject to an operating expense limitation (I Class Limit)
pursuant to which Price Associates is contractually required to pay all operating expenses of the I Class, excluding management fees; interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and
acquired fund fees and expenses, to the extent such operating expenses, on an annualized basis, exceed the I Class Limit. This agreement will continue through the expense limitation date indicated in the table below, and may be renewed, revised, or revoked only with approval of the fund’s Board. The
I Class is required to repay Price Associates for expenses previously paid to the extent the class’s net assets grow or expenses decline sufficiently to allow repayment without causing the class’s operating expenses (after the repayment is taken into account) to exceed the lesser of: (1) the I Class Limit in place at the time such amounts were paid; or (2) the current I Class Limit. However, no repayment will be made more than three years after the date of a payment or waiver.
The Z Class is also subject to a contractual expense limitation agreement whereby Price Associates has agreed to waive and/or bear all of the Z Class’
expenses (excluding interest; expenses related to borrowings, taxes, and brokerage; non-recurring, extraordinary expenses; and acquired fund fees and expenses) in their entirety. This fee waiver and/or expense reimbursement arrangement is expected to remain in place indefinitely, and the agreement may only be amended or terminated with approval by the fund’s Board. Expenses of the fund waived/paid by the manager are not subject to later repayment by the fund.
Pursuant to these agreements, expenses were waived/paid by and/or repaid to Price Associates during the year ended December 31, 2025 as indicated
in the table below. At December 31, 2025, there were no amounts subject to repayment by the fund. Any repayment of expenses previously waived/
paid by Price Associates during the period would be included in the net investment income and expense ratios presented on the accompanying
Financial Highlights.

T. ROWE PRICE U.S. Equity Research Fund

In addition, the fund has entered into service agreements with Price Associates and two wholly owned subsidiaries of Price Associates, each an affiliate of the fund (collectively, Price). Price Associates provides certain accounting and administrative services to the fund. T. Rowe Price Services, Inc. provides shareholder and administrative services in its capacity as the fund’s transfer and dividend-disbursing agent. T. Rowe Price Retirement Plan Services, Inc.
provides subaccounting and recordkeeping services for certain retirement accounts invested in the Investor Class, R Class and Advisor Class. For the
year ended December 31, 2025, expenses incurred pursuant to these service agreements were $124,000 for Price Associates; $1,737,000 for T. Rowe Price
Services, Inc.; and $34,000 for T. Rowe Price Retirement Plan Services, Inc.
All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and Liabilities.
T. Rowe Price Investment Services, Inc. (Investment Services) serves as distributor to the fund. Pursuant to an underwriting agreement, no compensation for any distribution services provided is paid to Investment Services by the fund
(except for 12b-1 fees under a Board-approved Rule 12b-1 plan).
Additionally, the fund is one of several mutual funds in which certain college savings plans managed by Price Associates invests. As approved by the fund’s
Board of Directors, shareholder servicing costs associated with each college savings plan are borne by the fund in proportion to the average daily value of its shares owned by the college savings plan. Price has agreed to waive/reimburse shareholder servicing costs in excess of 0.05% of the fund’s average daily value of its shares owned by the college savings plan. Any amounts waived/
paid by Price under this voluntary agreement are not subject to repayment
Investor
Class
Advisor
Class R Class I Class Z Class
Expense
limitation/I
Class Limit 0.68% 0.93% 1.18% 0.04% 0.00%
Expense
limitation date 02/29/28 02/29/28 02/29/28 02/29/28 N/A
(Waived)/
repaid during
the period
($000s) $— $— $— $— $—
(1)
(1)
Amount rounds to less than $1,000

T. ROWE PRICE U.S. Equity Research Fund

by the fund. Price may amend or terminate this voluntary arrangement at any time without prior notice. For the year ended December 31, 2025, the fund was reimbursed $6,000 for shareholder servicing costs related to the college savings plans, of which $2,000 was for services provided by Price. All amounts due to and due from Price, exclusive of investment management fees payable, are presented net on the accompanying Statement of Assets and
Liabilities. At December 31, 2025, no shares of the I Class were held by college savings plans.
The fund may invest its cash reserves in certain open-end management investment companies managed by Price Associates and considered affiliates of the fund: the T. Rowe Price Government Reserve Fund or the T. Rowe Price
Treasury Reserve Fund, organized as money market funds (together, the Price
Reserve Funds). The Price Reserve Funds are offered as short-term investment options to mutual funds, trusts, and other accounts managed by Price
Associates or its affiliates and are not available for direct purchase by members of the public. Effective November 12, 2025, cash collateral from securities lending, if any, is invested in the T. Rowe Price Treasury Reserve Fund. Prior to
November 12, 2025, cash collateral from securities lending, if any, was invested in the T. Rowe Price Government Reserve Fund. The Price Reserve Funds pay
no investment management fees.
As of December 31, 2025, T. Rowe Price Group, Inc., or its wholly owned subsidiaries, owned 234 shares of the Z Class, representing 100% of the
Z Class's net assets.
The fund may participate in securities purchase and sale transactions with other funds or accounts advised by Price Associates (cross trades), in accordance with procedures adopted by the fund’s Board and Securities and Exchange
Commission rules, which require, among other things, that such purchase and sale cross trades be effected at the independent current market price of the security. During the year ended December 31, 2025, the aggregate value of purchases and sales cross trades with other funds or accounts advised by Price
Associates was less than 1% of the fund’s net assets as of December 31, 2025.
NOTE 8 - SEGMENT REPORTING
Operating segments are defined as components of a company that engage in business activities and for which discrete financial information is available and regularly reviewed by the chief operating decision maker (CODM) in deciding how to allocate resources and assess performance. The Management

T. ROWE PRICE U.S. Equity Research Fund

Committee of Price Associates acts as the fund’s CODM. The fund makes investments in accordance with its investment objective as outlined in the
Prospectus and is considered one reportable segment because the CODM allocates resources and assesses the operating results of the fund on the whole.
The fund’s revenue is derived from investments in a portfolio of securities.
The CODM allocates resources and assesses performance based on the operating results of the fund, which is consistent with the results presented in the statement of operations, statement of changes in net assets and financial highlights. The CODM compares the fund’s performance to its benchmark index and evaluates the positioning of the fund in relation to its investment objective.
The measure of segment assets is net assets of the fund which is disclosed in the statement of assets and liabilities.
The accounting policies of the segment are the same as those described in the summary of significant accounting policies. The financial statements include all details of the segment assets, segment revenue and expenses; and reflect the financial results of the segment.
NOTE 9 - OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-
existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.

T. ROWE PRICE U.S. Equity Research Fund

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
To the Board of Directors of T. Rowe Price U.S. Equity Research Fund,
Inc. and Shareholders of T. Rowe Price U.S. Equity Research Fund
Opinion on the Financial Statements
We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of T. Rowe Price U.S. Equity Research
Fund (constituting T. Rowe Price U.S. Equity Research Fund, Inc., referred to hereafter as the "Fund") as of December 31, 2025, the related statement of operations for the year ended December 31, 2025, the statement of changes in net assets for each of the two years in the period ended December 31,
2025, including the related notes, and the financial highlights for each of the periods indicated therein (collectively referred to as the “financial statements”).
In our opinion, the financial statements present fairly, in all material respects, the financial position of the Fund as of December 31, 2025, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period ended December 31, 2025 and the financial highlights for each of the periods indicated therein, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements are the responsibility of the Fund’s management.
Our responsibility is to express an opinion on the Fund’s financial statements based on our audits. We are a public accounting firm registered with the Public
Company Accounting Oversight Board (United States) (PCAOB) and are
required to be independent with respect to the Fund in accordance with the U.S.
federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

T. ROWE PRICE U.S. Equity Research Fund

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of December 31, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ PricewaterhouseCoopers LLP
Baltimore, Maryland
February 18, 2026
We have served as the auditor of one or more investment companies in the T.
Rowe Price group of investment companies since 1973.
REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
(continued)

T. ROWE PRICE U.S. Equity Research Fund

TAX INFORMATION (UNAUDITED) FOR THE TAX YEAR ENDED 12/31/25
We are providing this information as required by the Internal Revenue Code.
The amounts shown may differ from those elsewhere in this report because of differences between tax and financial reporting requirements.
The fund’s distributions to shareholders included $142,599,000 from long-term capital gains, subject to a long-term capital gains tax rate of not greater than 20%.
For taxable non-corporate shareholders, $151,208,000 of the fund's income represents qualified dividend income subject to a long-term capital gains tax rate of not greater than 20%.
For corporate shareholders, $144,196,000 of the fund's income qualifies for the dividends-received deduction.

1307 Point Street
Baltimore, Maryland 21231
T. Rowe Price Investment Services, Inc.
Call 1-800-638-5660 to request a prospectus or summary prospectus; each includes investment objectives, risks, fees, expenses, and other information that you should read and consider carefully before investing.
F108-050 2/26

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

Remuneration paid to Directors is included in Item 7 of this Form N-CSR.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

If applicable, see Item 7.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There has been no change to the procedures by which shareholders may recommend nominees to the registrant’s board of directors.

Item 16. Controls and Procedures.

(a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported timely.

(b) The registrant’s principal executive officer and principal financial officer are aware of no change in the registrant’s internal control over financial reporting that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not applicable.

Item 19. Exhibits.

(a)(1)	The registrant’s code of ethics pursuant to Item 2 of Form N-CSR is attached.

(2)	Listing standards relating to recovery of erroneously awarded compensation: not applicable.

(3)

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

(b)

A certification by the registrant’s principal executive officer and principal financial officer, pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 and required by Rule 30a-2(b) under the Investment Company Act of 1940, is attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

T. Rowe Price U.S. Equity Research Fund, Inc.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ David Oestreicher
David Oestreicher
Principal Executive Officer

Date	February 18, 2026

By	/s/ Alan S. Dupski
Alan S. Dupski
Principal Financial Officer

Date	February 18, 2026